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                                    FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2011

          Check here if Amendment [  ]; Amendment Number: _________

                       This Amendment (Check only one.):

                            [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RR Advisors, LLC

Address:   3953 Maple Avenue, Suite 180
           Dallas, Texas 75219

Form  13F  File Number: 28-11321

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert  J.  Raymond

Title:    Member

Phone:    (214)  871-8680

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
--------------------------------
(Signature)

Dallas, Texas
City, State)

October 25, 2011
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

1

Form 13F Information Table Entry Total:

54

Form 13F Information Table Value Total:

$584,101  (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Manager #       Manager Name                           13F File #
1               Crow Holdings Capital Partners LLC     unknown

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
   Column 1                  Column 2      Column 3  Column 4          Column 5          Column 6   Column 7        Column 8
--------------            ---------------  -------- --------- ------------------------- ----------  -------- -----------------------
                                                                                                             Voting Authority
                                                                                                             -----------------------
                                                       Value   Shrs or                  Investment   Other
Name of Issuer            Title of Class    CUSIP   (x $1000) prn amt   SH/PRN Put/Call Discretion  Managers  Sole      Shared  None
--------------            ---------------  -------- --------- --------- ------ -------- ----------  -------- ---------- ------  ----
Apache Corp               PFD CONV SER D   037411808    9,248   181,000 SH              SOLE                     181,000
Apache Corp               COM              037411105       80     1,000 SH              SOLE                       1,000
Approach Resources Inc    COM              03834A103   18,888 1,112,000 SH              SOLE                   1,112,000
Baker Hughes Inc          COM              057224107      162     4,000 SH              SOLE                       4,000
Callon Pete Co Del        COM              13123X102      774   200,000 SH              SOLE                     200,000
Carrizo Oil & Co          COM              144577103    3,125   145,000 SH              SOLE                     145,000
Complete Production
 Services                 COM              20453E109      149     8,000 SH              SOLE                       8,000
ConocoPhillips            COM              20825C104       93     1,000 SH              SOLE                       1,000
Copano Energy LLC         COM UNITS        217202100   90,214 3,026,000 SH              SOLE                   3,026,000
CREDO Pete Corp           COM PAR $0.10    225439207    5,757   687,000 SH              SOLE                     687,000
Crosstex Energy LP        COM              22765U102   12,792   789,000 SH              SOLE                     789,000
DCP Midstream
 Partners LP              COM UT LTD PTN   23311P100    1,119    28,000 SH              SOLE                      28,000
Devon Energy Corp         COM              25179M103      137     2,000 SH              SOLE                       2,000
Eagle Rock Energy
 Partners LP              UNIT             26985R104   56,574 5,826,000 SH              SOLE                   5,826,000
Eagle Rock
 Energy Partners
 Equity Warrants          W EXP 05/15/2012 26985R120      696   201,000 SH              SOLE                     201,000
El Paso Pipeline
 Partners LP              COM UNIT LPI     283702108    1,641    46,000 SH              SOLE                      46,000
Energy Transfer
 Partners LP              UNIT LTD PARTN   29273R109      226     6,000 SH              SOLE                       6,000
Enterprise Products
 Partners, LP             COM              293792107    2,395    60,000 SH              SOLE                      60,000
EOG Resources Inc         COM              26875P101      156     2,000 SH              SOLE                       2,000
EV Energy Partners
 LP Com Stock             COM              26926V107   36,819   514,000 SH              SOLE                     514,000
Forest Oil Corp           COM              346091705      246    17,000 SH              SOLE                      17,000
Genesis Energy LP         UNIT LTD PARTN   371927104   24,686 1,020,000 SH              SOLE                   1,020,000
Golar Lng Partners LP     COM UNIT LPI     Y2745C102    2,333    91,000 SH              SOLE                      91,000
Golar Lng Ltd             SHS              G9456A100    9,264   292,000 SH              SOLE                     292,000
Halliburton               COM              406216101      152     5,000 SH              SOLE                       5,000
Legacy Reserves LP        UNIT LP INT      524707304   19,804   763,000 SH              SOLE                     763,000
Linn Energy LLC           UNIT LTD LIAB    536020100   79,838 2,239,000 SH              SOLE                   2,239,000
Magellan Midstream
 Partners LP              COM UNIT RP LP   559080106      121     2,000 SH              SOLE                       2,000
MV Oil Trust              TR UNITS         553859109      347     9,000 SH              SOLE                       9,000
National Oil Well
 Varco Inc                COM              637071101      154     3,000 SH              SOLE                       3,000
Noble Energy Inc          COM              655044105      184     3,000 SH              SOLE                       3,000
NuStar Energy, LP         UNIT COM         67058H102    1,851    35,000 SH              SOLE                      35,000
Nustar GP Holdings LLC    UNIT COM         67059L102      687    22,000 SH              SOLE                      22,000
Occidental Pete Corp      COM              674599105      222     3,000 SH              SOLE                       3,000
ONEOK Partners LP         UNIT LTD PARTN   68268N103    1,781    38,000 SH              SOLE                      38,000

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
   Column 1                  Column 2      Column 3  Column 4          Column 5          Column 6   Column 7        Column 8
--------------            ---------------  -------- --------- ------------------------- ----------  -------- -----------------------
                                                                                                             Voting Authority
                                                                                                             -----------------------
                                                       Value   Shrs or                  Investment   Other
Name of Issuer            Title of Class    CUSIP   (x $1000) prn amt   SH/PRN Put/Call Discretion  Managers  Sole      Shared  None
--------------            ---------------  -------- --------- --------- ------ -------- ----------  -------- ---------- ------  ----
PAA Natural
 Gas Storage LP           COM UNIT LTD     693139107   11,442   702,000 SH              SOLE                    702,000
Pioneer Natural Resources COM              723787107    4,604    70,000 SH              SOLE                     70,000
 Plains All American
Pipeline LP               UNIT LTD PARTN   726503105   30,693   521,000 SH              SOLE                    521,000
 Plains All American
Pipeline LP               UNIT LTD PARTN   726503105    7,420   126,000 SH              SHARED-OTHER       1            126,000
Proshares TR Ultrashort
 S&P 500                  PSHS ULSHT SP500 74347R883    3,221   126,000 SH              SOLE                    126,000
Regency Energy
 Partners, LP             COM UNITS LP     75885Y107      861    38,000 SH              SOLE                     38,000
Rosetta Resources
 Inc Com Stock            COM              777779307    7,016   205,000 SH              SOLE                    205,000
Sandridge Energy Inc
 Com Stock                COM              80007P307    3,112   560,000 SH              SOLE                    560,000
Sandridge Permian Trust   COM UNIT BEN INT 80007A102    5,685   337,000 SH              SOLE                    337,000
Schlumberger Ltd.         COM              806857108      145     2,000 SH              SOLE                      2,000
SM Energy Company         COM              78454L100    7,581   125,000 SH              SOLE                    125,000
Sunoco Logistics
 Partners LP              COM UNITS        86764L108    1,189    13,000 SH              SOLE                     13,000
Targa Resources Corp.     COM              87612G101    5,362   180,000 SH              SOLE                    180,000
Targa Resources
 Partners, LP             COM UNIT         87611X105   20,590   626,000 SH              SOLE                    626,000
Transatlantic
 Petroleum Ltd            SHS              G89982105    4,038 4,924,000 SH              SOLE                  4,924,000
Venoco Inc                COM              92275P307    3,170   360,000 SH              SOLE                    360,000
Weatherford Intl Ltd      REG SHS          H27013103       98     8,000 SH              SOLE                      8,000
Western Gas
 Partners LP              COM UNIT LP IN   958254104   40,478 1,199,000 SH              SOLE                  1,199,000
Williams Partners LP      COM UNIT LP      96950F104   44,681   824,000 SH              SOLE                    824,000